Vanguard® Emerging Markets Select Stock Fund
Schedule of Investments (unaudited)
As of January 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (91.9%)
Brazil (9.9%)
	Petroleo Brasileiro SA ADR (XNYS)	705,602	12,045
	Vale SA ADR	591,811	8,102
	Banco Bradesco SA ADR	2,230,244	6,914
	Ambev SA	1,982,566	5,234
	Banco Do Brasil SA	330,200	3,762
	Centrais Eletricas Brasileiras SA	390,018	3,213
	Cia de Saneamento Basico do Estado de Sao Paulo	198,247	3,156
	Neoenergia SA	763,100	3,142
	Itau Unibanco Holding SA ADR	429,030	2,832
	Vale SA	200,900	2,748
	B3 SA - Brasil Bolsa Balcao	1,032,300	2,727
	Petroleo Brasileiro SA ADR	151,037	2,477
	Localiza Rent a Car SA (BVMF)	223,594	2,442
*	Natura & Co. Holding SA	639,500	2,065
	TIM SA	568,789	1,991
	Lojas Renner SA	565,896	1,833
	Banco Santander Brasil SA	269,207	1,557
	Petroleo Brasileiro SA	160,339	1,364
	Weg SA	137,400	897
	BB Seguridade Participacoes SA	93,991	650
	Raia Drogasil SA	95,724	489
[1]	Rede D'Or Sao Luiz SA	72,700	398
*,1	Hapvida Participacoes e Investimentos SA	472,562	370
	PRIO SA	38,257	339
*	Magazine Luiza SA	656,520	278
			71,025
Canada (0.7%)
	Parex Resources Inc.	106,805	1,768
	First Quantum Minerals Ltd.	165,138	1,499
	Lundin Mining Corp.	168,637	1,377
*	Valeura Energy Inc.	275,494	717
			5,361
Chile (0.2%)
	Banco De Chile	11,893,163	1,331
China (24.9%)
	Tencent Holdings Ltd.	743,078	25,793
	Alibaba Group Holding Ltd.	2,216,279	19,878
	China Merchants Bank Co. Ltd. Class H	2,155,438	7,857
	Haier Smart Home Co. Ltd. Class H	2,372,200	6,703
	Weichai Power Co. Ltd. Class H	3,502,866	6,184
	China Overseas Land & Investment Ltd.	3,892,979	5,889

		Shares	Market Value ($000)
	Zijin Mining Group Co. Ltd. Class H	3,724,628	5,527
*	Baidu Inc. Class A	397,100	5,141
	Ping An Insurance Group Co. of China Ltd. Class H	1,123,494	4,723
	Kweichow Moutai Co. Ltd. Class A	19,800	4,432
	China Construction Bank Corp. Class H	7,451,010	4,425
	ANTA Sports Products Ltd.	435,871	3,679
	Aluminum Corp. of China Ltd. Class H	7,378,126	3,596
	Industrial & Commercial Bank of China Ltd. Class H	6,142,724	2,992
	Shenzhou International Group Holdings Ltd.	308,000	2,743
*	Baidu Inc. ADR	25,475	2,683
	Contemporary Amperex Technology Co. Ltd. Class A (XSHE)	126,851	2,681
	KE Holdings Inc. ADR	176,773	2,505
*	Trip.com Group Ltd. ADR	66,136	2,418
	JD.com Inc. ADR	98,848	2,229
	Brilliance China Automotive Holdings Ltd.	4,104,000	2,188
	H World Group Ltd. ADR	67,213	2,135
[1]	WuXi AppTec Co. Ltd. Class H	300,699	2,081
*	Trip.com Group Ltd.	57,018	2,075
	Zhejiang Longsheng Group Co. Ltd. Class A	1,933,100	2,073
	GF Securities Co. Ltd. Class H	1,948,400	1,961
	CITIC Securities Co. Ltd. Class H	994,051	1,940
	Midea Group Co. Ltd. Class A	224,186	1,819
	PICC Property & Casualty Co. Ltd. Class H	1,460,000	1,816
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	745,000	1,677
	ENN Energy Holdings Ltd.	222,474	1,656
	China Resources Land Ltd.	507,836	1,542
	Sunny Optical Technology Group Co. Ltd.	245,254	1,507
*,1	Meituan Class B	187,093	1,505
	CIMC Enric Holdings Ltd.	1,810,000	1,491
	Anker Innovations Technology Co. Ltd. Class A	152,900	1,460
*	PDD Holdings Inc. ADR	9,897	1,256
	JD.com Inc. Class A	110,951	1,251
[1]	Longfor Group Holdings Ltd.	1,106,625	1,227
*	Shanghai International Airport Co. Ltd. Class A	265,257	1,225
	KE Holdings Inc. Class A	251,870	1,179
*	Tencent Music Entertainment Group ADR	125,010	1,175
[1]	China Tourism Group Duty Free Corp. Ltd. Class H	134,007	1,175
	Anhui Conch Cement Co. Ltd. Class H	557,424	1,117
	Sinoma Science & Technology Co. Ltd. Class A	487,600	966
	Ping An Bank Co. Ltd. Class A	718,540	948
	Bank of Ningbo Co. Ltd. Class A	302,800	909
	China Tourism Group Duty Free Corp. Ltd. Class A	78,811	877
	BYD Co. Ltd. Class H	36,000	806
*	Didi Global Inc. ADR	225,021	788
	China Longyuan Power Group Corp. Ltd. Class H	1,288,350	777
*	BeiGene Ltd.	66,950	759
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	712,050	714
	Yunnan Energy New Material Co. Ltd. Class A	119,900	709
[1]	CSC Financial Co. Ltd. Class H	890,157	678
	Ping An Insurance Group Co. of China Ltd. Class A	117,700	666
	China Mengniu Dairy Co. Ltd.	299,310	663
	China National Building Material Co. Ltd. Class H	1,857,983	655
	Minth Group Ltd.	362,000	587
	Sinopharm Group Co. Ltd. Class H	217,200	571
	Proya Cosmetics Co. Ltd. Class A	48,680	559
*,1	Kuaishou Technology	95,900	483
	Tsingtao Brewery Co. Ltd. Class H	81,837	467
	Kanzhun Ltd. ADR	33,184	462

		Shares	Market Value ($000)
	JOYY Inc. ADR	13,995	429
	Alibaba Group Holding Ltd. ADR	5,672	409
	Aluminum Corp of China Ltd. Class A	461,594	367
*	Zai Lab Ltd.	171,600	365
	Li Ning Co. Ltd.	156,000	333
*	Zai Lab Ltd. ADR	13,295	287
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	432,318	276
*,1	Wuxi Biologics Cayman Inc.	92,000	242
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	96,400	228
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.	21,800	223
	WuXi AppTec Co. Ltd. Class A	27,916	212
	Zhongsheng Group Holdings Ltd.	118,000	199
	Yuexiu Property Co. Ltd.	253,980	159
	China National Accord Medicines Corp. Ltd. Class A (XSHE)	37,000	153
[1]	Yadea Group Holdings Ltd.	106,000	145
	Lufax Holding Ltd. ADR	61,296	145
	Amoy Diagnostics Co. Ltd. Class A (XSHE)	51,780	122
	Amoy Diagnostics Co. Ltd. Class A	37,094	87
*	GDS Holdings Ltd. ADR	14,191	77
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	21,700	77
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	3,500	62
*	Nine Dragons Paper Holdings Ltd.	131,049	49
			179,299
Egypt (0.0%)
[2]	Commercial International Bank Egypt SAE GDR (Registered)	2	—
Greece (0.6%)
*	Alpha Services and Holdings SA	2,244,519	3,997
	Helleniq Energy Holdings SA	45,454	365
			4,362
Hong Kong (3.2%)
	Galaxy Entertainment Group Ltd.	1,477,059	7,666
	Pacific Basin Shipping Ltd.	16,795,313	4,675
[1]	WH Group Ltd.	5,883,000	3,471
	AIA Group Ltd.	248,378	1,948
	Yue Yuen Industrial Holdings Ltd.	2,025,500	1,910
	Man Wah Holdings Ltd.	2,926,804	1,824
	Orient Overseas International Ltd.	82,315	1,229
	Wharf Holdings Ltd.	36,630	107
			22,830
Hungary (0.6%)
	OTP Bank Nyrt	75,994	3,521
	MOL Hungarian Oil & Gas plc	117,538	962
			4,483
India (14.1%)
	Reliance Industries Ltd.	563,784	19,370
	HDFC Bank Ltd.	710,542	12,496
	Larsen & Toubro Ltd.	161,878	6,777
	Shriram Finance Ltd.	171,451	5,096
[3]	Infosys Ltd. ADR	238,748	4,742
	UltraTech Cement Ltd.	36,825	4,503
	Bharti Airtel Ltd. (XNSE)	280,627	3,959
	Tata Consultancy Services Ltd.	81,468	3,742
	ICICI Bank Ltd. ADR	145,203	3,543
	Axis Bank Ltd.	215,699	2,773
	Tech Mahindra Ltd.	164,975	2,643
	Adani Ports & Special Economic Zone Ltd.	170,514	2,479

		Shares	Market Value ($000)
*	Jio Financial Services Ltd.	777,323	2,321
[1]	HDFC Life Insurance Co. Ltd.	333,940	2,319
	Bajaj Auto Ltd.	20,327	1,879
	Godrej Consumer Products Ltd.	129,951	1,822
*	Delhivery Ltd.	333,259	1,807
	Oil & Natural Gas Corp. Ltd.	577,754	1,755
	Ambuja Cements Ltd.	257,602	1,734
	Varun Beverages Ltd.	99,560	1,536
	Hindustan Unilever Ltd.	50,825	1,520
	Tata Consumer Products Ltd.	110,921	1,494
*	Amber Enterprises India Ltd.	24,884	1,327
	Jubilant Foodworks Ltd.	197,115	1,233
	Colgate-Palmolive India Ltd.	37,207	1,152
[1]	SBI Life Insurance Co. Ltd.	66,146	1,118
	HDFC Bank Ltd. ADR	19,393	1,076
	Container Corp. of India Ltd.	90,350	964
	Apollo Hospitals Enterprise Ltd.	9,080	694
	ICICI Bank Ltd.	55,389	686
	Cipla Ltd.	40,628	661
	Maruti Suzuki India Ltd.	5,373	659
	Mahindra & Mahindra Ltd.	27,378	544
	Eicher Motors Ltd.	9,709	449
	Fortis Healthcare Ltd.	62,418	325
	Tata Steel Ltd.	171,885	282
	Hero MotoCorp Ltd.	2,122	118
			101,598
Indonesia (2.2%)
	Bank Rakyat Indonesia Persero Tbk PT	37,705,242	13,583
	Telkom Indonesia Persero Tbk PT	10,135,759	2,542
			16,125
Kenya (0.1%)
	Equity Group Holdings plc	2,759,514	652
Mexico (2.3%)
	Grupo Financiero Banorte SAB de CV Class O	569,652	5,794
	Wal-Mart de Mexico SAB de CV	866,715	3,581
	Fomento Economico Mexicano SAB de CV ADR	16,396	2,222
	America Movil SAB de CV ADR	121,984	2,202
*	Cemex SAB de CV ADR	232,205	1,923
	Grupo Mexico SAB de CV Series B	118,363	611
	Corp. Inmobiliaria Vesta SAB de CV	81,300	309
			16,642
Other (0.2%)
[4]	Vanguard FTSE Emerging Markets ETF	32,381	1,284
Philippines (0.4%)
	Bdo Unibank Inc.	890,041	2,291
	Ayala Land Inc.	946,900	572
			2,863
Poland (0.3%)
*,1	Allegro.eu SA	139,546	1,054
	KGHM Polska Miedz SA	32,601	908
			1,962
Romania (0.2%)
	Banca Transilvania SA	265,270	1,434
Russia (0.0%)
*,2	MMC Norilsk Nickel PJSC ADR	200,203	—

		Shares	Market Value ($000)
[2]	Sberbank of Russia PJSC	1,473,153	—
*,2	Mobile TeleSystems PJSC ADR	93,946	—
[2]	Moscow Exchange MICEX-RTS PJSC	536,630	—
[2]	MMC Norilsk Nickel PJSC	1,247	—
*,2	Sberbank of Russia PJSC ADR	476,234	—
*,2	LUKOIL PJSC ADR	102,385	—
*,2	Novatek PJSC GDR (Registered)	6,724	—
*,2,3	Ozon Holdings plc ADR	35,000	—
*,2	Gazprom PJSC	926,846	—
			—
Saudi Arabia (1.2%)
[1]	Saudi Arabian Oil Co.	510,006	4,155
	Saudi Awwal Bank	257,124	2,456
	Al Rajhi Bank	72,800	1,625
	Mouwasat Medical Services Co.	9,889	313
			8,549
Singapore (0.6%)
	Wilmar International Ltd.	1,612,000	3,947
South Africa (2.0%)
	Anglogold Ashanti plc	266,122	4,689
	Sasol Ltd.	342,139	2,972
	Absa Group Ltd.	178,423	1,558
	FirstRand Ltd.	301,284	1,091
	Mr Price Group Ltd.	118,401	1,083
	Harmony Gold Mining Co. Ltd.	173,295	1,083
	Discovery Ltd.	85,763	634
	Naspers Ltd. Class N	3,183	534
	Clicks Group Ltd.	17,983	289
	Thungela Resources Ltd.	40,278	253
			14,186
South Korea (5.2%)
	Samsung Electronics Co. Ltd. (XKRX)	289,651	15,739
	SK Hynix Inc.	70,303	7,040
*	Hankook Tire & Technology Co. Ltd.	88,046	3,370
	Hyundai Motor Co.	22,435	3,263
*	DB Insurance Co. Ltd.	43,341	2,859
	Shinhan Financial Group Co. Ltd.	53,870	1,650
*	WONIK IPS Co. Ltd.	52,731	1,192
	KB Financial Group Inc.	26,800	1,137
	NAVER Corp.	4,531	676
	Hyundai Mobis Co. Ltd.	4,266	669
			37,595
Spain (0.3%)
	Banco Bilbao Vizcaya Argentaria SA. ADR	221,652	2,068
Taiwan (12.2%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	2,709,271	54,236
	Hon Hai Precision Industry Co. Ltd.	1,870,685	6,119
	MediaTek Inc.	194,227	5,993
	Accton Technology Corp.	267,000	4,492
	United Integrated Services Co. Ltd.	409,000	3,618
	Silergy Corp.	168,000	2,068
	ASPEED Technology Inc.	19,624	1,928
	Unimicron Technology Corp.	320,000	1,795
	Chroma ATE Inc.	272,644	1,743
	Evergreen Marine Corp. Taiwan Ltd.	320,091	1,535
	Nanya Technology Corp.	640,286	1,404

		Shares	Market Value ($000)
	E Ink Holdings Inc.	188,211	1,248
	Realtek Semiconductor Corp.	78,000	1,167
	Uni-President Enterprises Corp.	57,000	132
			87,478
Thailand (2.9%)
	SCB X PCL	1,623,400	4,752
	PTT Exploration & Production PCL	1,021,910	4,313
	Kasikornbank PCL	772,996	2,618
	Charoen Pokphand Foods PCL	4,761,612	2,498
	Bangkok Bank PCL NVDR	469,100	1,864
	Indorama Ventures PCL NVDR	2,082,900	1,385
	Kasikornbank PCL NVDR	320,779	1,087
*	True Corp. PCL NVDR	5,511,500	937
	Bangkok Bank PCL (Registered)	215,800	858
	Bangkok Dusit Medical Services PCL Class F	743,700	576
			20,888
Turkey (0.3%)
	Akbank TAS	1,751,331	2,280
United Arab Emirates (0.7%)
[2]	Abu Dhabi Commercial Bank PJSC	1,433,418	3,515
	Emirates NBD Bank PJSC	222,983	1,074
	Emaar Properties PJSC	304,009	614
			5,203
United Kingdom (1.1%)
	Standard Chartered plc	401,922	3,037
[1]	Airtel Africa plc	1,349,538	1,917
	Anglo American plc	67,151	1,601
	Fresnillo plc	207,080	1,385
			7,940
United States (5.1%)
*	MercadoLibre Inc.	4,782	8,186
	Credicorp Ltd.	35,469	5,265
	Freeport-McMoRan Inc.	130,196	5,167
	Cognizant Technology Solutions Corp. Class A	51,280	3,955
	Copa Holdings SA Class A	17,620	1,693
*	Fabrinet	7,921	1,691
	Ternium SA ADR	42,705	1,651
*	Coupang Inc.	117,171	1,640
*	NU Holdings Ltd. Class A	184,230	1,586
*	Sea Ltd. ADR	31,316	1,194
*	Grab Holdings Ltd. Class A	370,694	1,138
*	MakeMyTrip Ltd.	17,901	992
*	WNS Holdings Ltd. ADR	13,243	918
	Patria Investments Ltd. Class A	48,111	687
*	Flex Ltd.	22,912	544
*	Legend Biotech Corp. ADR	5,114	282
			36,589
Vietnam (0.4%)
	Vietnam Dairy Products JSC	1,137,100	3,113
Total Common Stocks (Cost $649,008)			661,087
Preferred Stocks (2.8%)
	Petroleo Brasileiro SA Preference Shares	490,700	4,006
	Cia Energetica de Minas Gerais Preference Shares	1,657,065	3,853
	Raizen SA Preference Shares	4,378,435	3,385
	Banco Bradesco SA Preference Shares	1,039,800	3,222

		Shares	Market Value ($000)
	Samsung Electronics Co. Ltd. Preference Shares	66,924	2,928
	Itau Unibanco Holding SA Preference Shares	344,300	2,278
*	Braskem SA Preference Shares Class A	189,137	680
Total Preferred Stocks (Cost $19,202)			20,352
Temporary Cash Investments (5.5%)
Money Market Fund (5.5%)
[5,6]	Vanguard Market Liquidity Fund, 5.410% (Cost $39,816)	398,273	39,823
Total Investments (100.2%) (Cost $708,026)			721,262
Other Assets and Liabilities—Net (-0.2%)			(1,595)
Net Assets (100%)			719,667
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the aggregate value was $22,338,000, representing 3.1% of net assets.
2	Security value determined using significant unobservable inputs.
3	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $206,000.
4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $848,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI Emerging Markets Index	March 2024	657	32,219	(337)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.  Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	129,617	1,331	—	130,948
Common Stocks—Other	34,400	492,224	3,515	530,139
Preferred Stocks	17,424	2,928	—	20,352
Temporary Cash Investments	39,823	—	—	39,823
Total	221,264	496,483	3,515	721,262
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	337	—	—	337
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.

E.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Oct. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jan. 31, 2024 Market Value ($000)
Vanguard FTSE Emerging Markets ETF	2,626	5,035	6,488	58	53	89	—	1,284
Vanguard Market Liquidity Fund	40,943	NA1	NA1	—	—	460	—	39,823
Total	43,569	5,035	6,488	58	53	549	—	41,107
1	Not applicable—purchases and sales are for temporary cash investment purposes.